SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Lease
2026	$ 108,566
2027	108,566
2028	108,566
2029	108,566
After 2029	376,991
Total lease payments	811,255
Less: Imputed Interest	(102,311)
Present value of operating lease liabilities	$ 708,944	$ 671,026